Tax Matters - Taxes on Items of Other Comprehensive Income/(Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments, net	[1]	$ 90	$ 42	$ 111
Unrealized holding gains on derivative financial instruments, net		(173)	(199)	217
Reclassification adjustments for realized (gains)/losses		104	262	(63)
Other comprehensive income (loss), derivatives qualifying as hedges, tax, total		(69)	63	154
Unrealized holding gains/(losses) on available-for-sale securities, net		(104)	(56)	57
Reclassification adjustments for realized (gains)/losses		59	10	(57)
Other comprehensive income (loss), available-for-sale securities, tax, total		(45)	(46)	0
Benefit plans: actuarial gains/(losses), net		(23)	(1,416)	1,422
Reclassification adjustments related to amortization		183	61	205
Reclassification adjustments related to settlements, net		237	35	2
Other		66	61	2
Defined benefit plan, amounts recognized in other comprehensive income (loss), net actuarial gain (loss), tax		462	(1,258)	1,631
Benefit plans: prior service credits and other, net		160	281	56
Reclassification adjustments related to amortization		(59)	(28)	(23)
Reclassification adjustments related to curtailments, net		(12)	0	(1)
Other		0	(1)	0
Other comprehensive income (loss), pension and other postretirement benefit plans, net prior service cost (credit), tax		89	253	32
Tax provision/(benefit) on other comprehensive income/(loss)	[2],[3]	$ 528	$ (946)	$ 1,928

[1]	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.
[2]	Amounts may not add due to rounding.
[3]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).